VALUED ADVISERS TRUST

225 Pictoria Dr.

Suite 450

Cincinnati, Ohio 45246

December 6, 2022

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC  20549

Re:  Valued Advisers Trust (“Registrant”) (SEC File No. 333-267037)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Combined Proxy Statement/Prospectus and Statement of Additional Information with respect to the reorganization of the Marathon Value Portfolio, a series of Northern Lights Fund Trust III, into Kovitz Core Equity ETF, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, and (2) the text of Pre-Effective Amendment No. 2 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 587-3400.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President